Condensed Consolidated Statement of Cash Flows - USD ($)	1 Months Ended	3 Months Ended	10 Months Ended
	Mar. 31, 2021	Mar. 31, 2022	Dec. 31, 2021
Cash Flows from Operating Activities:
Net loss	$ (5,182)	$ (4,176,208)	$ (2,438,600)
Adjustments to reconcile net loss to net cash used in operating activities:
Formation costs paid by Sponsor in exchange for issuance of Founder Shares	5,000	0	5,000
Interest earned on marketable securities held in Trust Account	0	(25,176)	(8,324)
Changes in operating assets and liabilities:
Prepaid expenses	0	(38,749)	(751,534)
Non-current prepaid insurance	0	123,750
Accounts payable and accrued expenses	44	3,724,499	1,979,837
Advance from related party	0	33,686
Net cash used in operating activities	(138)	(358,198)	(1,213,621)
Cash Flows from Investing Activities:
Investment of cash into Trust Account			(250,000,000)
Net cash used in investing activities			(250,000,000)
Cash Flows from Financing Activities
Proceeds from sale of Public Shares, net of underwriting discounts paid			245,600,000
Proceeds from sale of Private Placement Shares			6,400,000
Advances from related party			97,640
Repayment of advances from related party			(87,640)
Proceeds from promissory note – related party	255	0	300,000
Repayment of promissory note – related party			(300,000)
Payment of offering costs	(117)	0	(368,190)
Net cash provided by financing activities	138	0	251,641,810
Net Change in Cash	0	(358,198)	428,189
Cash – Beginning of period		428,189
Cash – End of period	0	69,991	428,189
Non-Cash investing and financing activities:
Offering costs paid by Sponsor in exchange for issuance of Founder Shares	20,000	0	20,000
Remeasurement of Class A ordinary share subject to possible redemption			12,496,514
Deferred underwriting fee payable			7,700,000
Forfeiture of Founder Shares			$ (8)
Offering costs included in accrued offering costs	$ 5,000	$ 0